Annual Total Returns - Fidelity® GNMA Fund [BarChart] - 07.31 Fidelity GNMA Fund PRO-06 - Fidelity® GNMA Fund - Fidelity GNMA Fund-Default	Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	7.00%
Annual Return 2011	7.91%
Annual Return 2012	2.98%
Annual Return 2013	(2.17%)
Annual Return 2014	6.26%
Annual Return 2015	1.20%
Annual Return 2016	1.63%
Annual Return 2017	1.74%
Annual Return 2018	0.61%
Annual Return 2019	5.71%